Table of Contents
Certificate Payment Report
2
Certificate Report
3
Exchange Detail
4
Cash Reconciliation
5
Cash Reconciliation - Pooled Assets
6
Rochester Hotel Portfolio
7
Rochester Hotel Portfolio - Non Pool
8
Other Related Information
9
Pool and Performance Detail
10
Bond Interest Reconcilation
11
Bond Reconciliation Detail
12
SWAP Detail
13
Current Ratings
14
Performance History
15
Payoff History
16
Mortgage Payoff Detail
17
Delinquency Detail
18
Stratification - Mortgage Balances/Rates
19
Stratification - Amortization Terms
20
Stratification - Property Types
21
Stratification - Geographic Distribution
22
Stratification - Financial Ratios and Other
23
Historical Loss Liquidation
24
Historical Bond/Collateral Realized Loss Reconciliation
25
Loan Level Detail
26
Specially Serviced Loan Detail
28
Specially Serviced Loan Comments
29
Appraisal Reduction Detail
30
Appraisal Reduction Comments
31
Modifications/Extensions Detail/Description
32
COMM 2013-CCRE6
Commercial Mortgage Pass-Through Certificates
May 10, 2013

1761 E. St. Andrew Place
Santa Ana, CA 92705
Website:
https://tss.sfs.db.com/investpublic
Associated Files
Supplements
Pool Periodic
Bond Periodic
Loan Periodic
Loan Setup
Governing Documents
Annex A
Factor Information:
(800) 735-7777
Main Phone Number:
714-247-6000
Depositor
Deutsche Mortgage & Asset Receiving Corporation
Master Servicer
Wells Fargo Bank, National Association
Special Servicer
Wells Fargo Bank, National Association
Underwriters
Deutsche Bank Securities
Cantor Fitzgerald & Co.
Rating Agencies
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
DBRS, Inc.
Trustee
US Bank National Association
Certificate Administrator
Deutsche Bank Trust Company Americas
Operating Advisor
Park Bridge Lender Services LLC
Controlling Rep/Class
Eightfold Real Estate Capital Fund II, L.P./Class G
Contacts
Dates
Prior Distribution Date
Distribution Count
Current Distribution Date
Next Distribution Date
Trust Collection Period
Record Date
Determination Date
Closing Date
Cutoff Date
Initial Distribution Date
05/10/2013
2
04/12/2013
06/12/2013
04/30/2013
03/01/2013
03/07/2013
04/12/2013
03/10/2046
05/06/2013
05/06/2013
to
04/09/2013
Rated Final Payment Date
In connection with the Trustee's preparation of this Statement to Certificateholders, the Trustee is conclusively relying upon, and has not independently verified, information provided to it by various third parties, including the Master Servicer, Special Servicer and other parties to the transaction. The Trustee makes no representations as to the completeness, reliability, accuracy or suitability for any purpose of the information provided to it by such third parties.
Administrator
Karlene Benvenuto
(714)247-6284
Karlene.Benvenuto@db.com

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Certificate Payment Report
Beginning
Balance
Principal
Non-Prin Adj/
Loss/Accretion
Ending
Balance
Interest
Distributed
Excess/
Shortfall
Current
Next
Original
%
Current
%
Original
Balance
Class
Class Type
CUSIP
Balance and Principal Components
Interest
Pass-Through Rate
Credit Support
Position
% (*)
A-1
SR
12624XAA6
80,554,000.00
79,487,458.91
1,174,427.14
78,313,031.77
47,626.82
0.00
0.00%
0.719000% 0.719000%
0.00%
0.00
A-2
SR
12624XAB4
336,574,000.00
336,574,000.00
0.00
336,574,000.00
595,175.02
0.00
30.05%
2.122000% 2.122000%
30.00%
0.00
A-SB
SR
12624XAC2
92,228,000.00
92,228,000.00
0.00
92,228,000.00
201,364.47
0.00
30.05%
2.620000% 2.620000%
30.00%
0.00
A-3FL
SR
12624XAF5
138,000,000.00
138,000,000.00
0.00
138,000,000.00
89,086.67
0.00
30.05%
0.830000% 0.830000%
30.00%
0.00
A-4
SR
12624XAD0
398,497,000.00
398,497,000.00
0.00
398,497,000.00
1,029,782.66
0.00
30.05%
3.101000% 3.101000%
30.00%
0.00
X-A
SR/NTL
12624XAE8
1,189,658,000.00
1,188,591,458.91
0.00
1,187,417,031.77
1,554,472.95
0.00
0.00%
1.569392% 1.778503%
N
0.00%
0.00
X-B
SR/NTL
12624XAK4
143,805,000.00
143,805,000.00
0.00
143,805,000.00
76,312.44
0.00
0.00%
0.636799% 0.847794%
N
0.00%
0.00
A-M
SR
12624XAM0
93,805,000.00
93,805,000.00
0.00
93,805,000.00
246,003.61
0.00
20.41%
3.147000% 3.147000%
20.38%
0.00
A-M-PEZ SR
12624XAR9
50,000,000.00
50,000,000.00
0.00
50,000,000.00
131,125.00
0.00
20.41%
3.147000% 3.147000%
20.38%
0.00
100.00%
B
MEZ
12624XAP3
58,476,000.00
58,476,000.00
0.00
58,476,000.00
165,535.82
0.00
0.00%
3.397000% 3.397000%
0.00%
0.00
B-PEZ
MEZ
12624XAR9
31,168,000.00
31,168,000.00
0.00
31,168,000.00
88,231.41
0.00
14.40%
3.397000% 3.397000%
14.37%
0.00
100.00%
C
SUB
12624XAT5
35,329,000.00
35,329,000.00
0.00
35,329,000.00
111,198.03
0.00
10.77%
3.777000% 3.777000%
10.75%
0.00
C-PEZ
SUB
12624XAR9
18,832,000.00
18,832,000.00
0.00
18,832,000.00
59,273.72
0.00
10.77%
3.777000% 3.777000%
10.75%
0.00
100.00%
D
SUB
12624XAV0
63,498,000.00
63,498,000.00
0.00
63,498,000.00
221,021.61
0.00
6.51%
4.176918% 4.387913%
6.50%
0.00
E
SUB
12624XAX6
26,146,000.00
26,146,000.00
0.00
26,146,000.00
91,008.08
0.00
4.76%
4.176918% 4.387913%
4.75%
0.00
F
SUB
12624XAZ1
26,146,000.00
26,146,000.00
0.00
26,146,000.00
91,008.08
0.00
3.00%
4.176918% 4.387913%
3.00%
0.00
G
SUB
12624XBB3
44,823,230.00
44,823,230.00
0.00
44,823,230.00
156,019.13
0.00
0.00%
4.176918% 4.387913%
0.00%
0.00
RP
SUB
12624XBD9
9,987,055.00
9,979,260.29
9,572.87
9,969,687.42
76,745.51
0.00
0.00%
9.228600% 9.228600%
0.00%
0.00
V
12624XBF4
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
R
RES
12624XBH0
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
LR
RES
12624XBK3
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
1,504,063,285.00
1,502,988,949.20
1,184,000.01
1,501,804,949.19
5,030,991.03
0.00
SubTotal
SubTotal P&I
6,214,991.04
0.00
1,504,063,285.00
1,502,988,949.20
1,184,000.01
0.00
1,501,804,949.19
5,030,991.03
0.00
Total
Total P&I
6,214,991.04
(*) Optimal payment against which the percentage position for the exchangeable certificate should be applied.

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Certificate Report
Position
%
Class
Start
Date
Accrual
End
Date
Methodology
Cusip
Original
Balance
Balance Factors
Beginning
Balance
Interest
Distributed
Payment Factors
Principal
Distributed
Total
Distributed
Ending
Balance
12624XAA6
04/01/13
04/30/13
80,554,000.00
986.75992390
972.18054684
0.59124091
14.57937706
15.17061797
30/360
A-1
12624XAB4
04/01/13
04/30/13
336,574,000.00
1,000.00000000
1,000.00000000
1.76833332
0.00000000
1.76833332
30/360
A-2
12624XAC2
04/01/13
04/30/13
92,228,000.00
1,000.00000000
1,000.00000000
2.18333337
0.00000000
2.18333337
30/360
A-SB
12624XAF5
04/12/13
05/09/13
138,000,000.00
1,000.00000000
1,000.00000000
0.64555558
0.00000000
0.64555558
Act/360
A-3FL
12624XAD0
04/01/13
04/30/13
398,497,000.00
1,000.00000000
1,000.00000000
2.58416666
0.00000000
2.58416666
30/360
A-4
12624XAE8
04/01/13
04/30/13
1,189,658,000.00
999.10348933
998.11629205
1.30665532
0.00000000
1.30665532
30/360
N
X-A
12624XAK4
04/01/13
04/30/13
143,805,000.00
1,000.00000000
1,000.00000000
0.53066611
0.00000000
0.53066611
30/360
N
X-B
12624XAM0
04/01/13
04/30/13
93,805,000.00
1,000.00000000
1,000.00000000
2.62249997
0.00000000
2.62249997
30/360
A-M
12624XAR9
04/01/13
04/30/13
50,000,000.00
1,000.00000000
1,000.00000000
2.62250000
0.00000000
2.62250000
30/360
A-M-PEZ
100.00%
12624XAP3
04/01/13
04/30/13
58,476,000.00
1,000.00000000
1,000.00000000
2.83083350
0.00000000
2.83083350
30/360
B
12624XAR9
04/01/13
04/30/13
31,168,000.00
1,000.00000000
1,000.00000000
2.83083323
0.00000000
2.83083323
30/360
B-PEZ
100.00%
12624XAT5
04/01/13
04/30/13
35,329,000.00
1,000.00000000
1,000.00000000
3.14750007
0.00000000
3.14750007
30/360
C
12624XAR9
04/01/13
04/30/13
18,832,000.00
1,000.00000000
1,000.00000000
3.14750000
0.00000000
3.14750000
30/360
C-PEZ
100.00%
12624XAV0
04/01/13
04/30/13
63,498,000.00
1,000.00000000
1,000.00000000
3.48076491
0.00000000
3.48076491
30/360
D
12624XAX6
04/01/13
04/30/13
26,146,000.00
1,000.00000000
1,000.00000000
3.48076494
0.00000000
3.48076494
30/360
E
12624XAZ1
04/01/13
04/30/13
26,146,000.00
1,000.00000000
1,000.00000000
3.48076494
0.00000000
3.48076494
30/360
F
12624XBB3
04/01/13
04/30/13
44,823,230.00
1,000.00000000
1,000.00000000
3.48076500
0.00000000
3.48076500
30/360
G
12624XBD9
04/01/13
04/30/13
9,987,055.00
999.21951867
998.26099085
7.68449858
0.95852781
8.64302640
30/360
RP
12624XBF4
04/01/13
04/30/13
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360
V
12624XBH0
04/01/13
04/30/13
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360
R
12624XBK3
04/01/13
04/30/13
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360
LR

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Exchange Detail
Beginning
Balance
Principal
Non-Prin Adj/
Loss/Accretion
Ending
Balance
Interest
Distributed
Excess/
Shortfall
Current
Next
Original
%
Current
%
Original
Balance
Class
Class Type
CUSIP
Balance and Principal Components
Interest
Pass-Through Rate
Credit Support
Position
% (*)
A-M-PEZ
SR
12624XAR9
50,000,000.00
50,000,000.00
0.00
50,000,000.00
131,125.00
0.00
20.41%
3.147000% 3.147000%
20.38%
0.00
100.00%
B-PEZ
MEZ
12624XAR9
31,168,000.00
31,168,000.00
0.00
31,168,000.00
88,231.41
0.00
14.40%
3.397000% 3.397000%
14.37%
0.00
100.00%
C-PEZ
SUB
12624XAR9
18,832,000.00
18,832,000.00
0.00
18,832,000.00
59,273.72
0.00
10.77%
3.777000% 3.777000%
10.75%
0.00
100.00%
Position
%
Class
Start
Date
Accrual
End
Date
Methodology
Cusip
Original
Balance
Balance Factors
Beginning
Balance
Interest
Distributed
Payment Factors
Principal
Distributed
Total
Distributed
Ending
Balance
04/01/13
04/30/13
50,000,000.00
1,000.00000000
1,000.00000000
2.62250000
0.00000000
2.62250000
30/360
A-M-PEZ
100.00%
04/01/13
04/30/13
31,168,000.00
1,000.00000000
1,000.00000000
2.83083323
0.00000000
2.83083323
30/360
B-PEZ
100.00%
04/01/13
04/30/13
18,832,000.00
1,000.00000000
1,000.00000000
3.14750000
0.00000000
3.14750000
30/360
C-PEZ
100.00%

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Cash Reconciliation
(1,267.25)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(38,633.10)
(27,516.64)
11,116.46
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
6,459,331.62
5,275,331.61
0.00
0.00
5,313,964.71
A. Scheduled Interest
Current Interest
Delinquent Interest
B. Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
(975.02)
1,184,975.03
(1,767.25)
(38,633.10)
(1,767.25)
(1,829.72)
(500.00)
0.00
0.00
0.00
0.00
0.00
(242,573.33)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
6,214,991.04
(242,573.33)
6,459,331.62
5,313,964.71
1,184,000.01
0.00
0.00
0.00
0.00
0.00
1,184,000.01
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer
Advanced Principal
Gain-on-Sale
Trustee Strips
B. Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoveralble Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Cash Reconciliation - Pooled Assets
D. Alamance Crossing Int Strip
(128.07)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(96,741.57)
(96,741.57)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
6,764,321.58
5,589,894.44
0.00
0.00
5,686,636.01
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
(974.98)
1,175,402.12
(628.07)
(96,741.57)
(628.07)
(1,829.72)
(500.00)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
6,763,693.51
0.00
6,764,321.58
5,686,636.01
1,174,427.14
0.00
0.00
0.00
0.00
0.00
1,174,427.14
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer
Advanced Principal
Gain-on-Sale
Trustee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoveralble Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Rochester Hotel Portfolio
Workout - Delayed Reimbursement Amount
0.00
(139.71)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(2,142.21)
(2,142.21)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
639,250.40
524,376.03
0.00
0.00
526,518.24
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
0.00
114,874.37
(139.71)
(2,142.21)
(139.71)
(146.36)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
639,110.69
0.00
639,250.40
526,518.24
114,874.37
0.00
0.00
0.00
0.00
0.00
114,874.37
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer Fee
Advanced Principal
Gain-on-Sale
Trustee Fee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator Fee
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoverable Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Rochester Hotel Portfolio - Non Pool
Workout - Delayed Reimbursement Amount
0.00
(11.64)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(166.32)
(166.32)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
86,330.02
76,757.15
0.00
0.00
76,923.47
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
0.00
9,572.87
(11.64)
(166.32)
(11.64)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
86,318.38
0.00
86,330.02
76,923.47
9,572.87
0.00
0.00
0.00
0.00
0.00
9,572.87
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer Fee
Advanced Principal
Gain-on-Sale
Trustee Fee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator Fee
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoverable Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Other Related Information
Other
Commissions
*Fee-sharing arrangement
Brokerage fees
Disclosable Special Servicer Fees*
Commissions

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Pool and Performance Detail
Pool Detail
Amortizing/Balloon
%
Amt
WA Rates/Terms
Current
Cnt
%
IO/Amortizing/Balloon
IO/Balloon
Smallest Balance
Beginning Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Current
Negative Amortization/Deferred
Ending Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Cumulative
Negative Amortization/Deferred
%
Amt
Cnt
%
%
Amt
Cnt
%
WAC
LIBOR
WAMM
AWAM
Cutoff
Prior
Current
Next
Performance Snapshot
30 Day
60 Day
90 Day Plus
Foreclosures
Current
3 Mo Avg
% Bal
REOs
Bankruptcies
Defeasances
Modifications
6 Mo Avg
12 Mo Avg
% Cnt
% Bal
% Cnt
% Bal
% Cnt
Current
Advance Summary
Cumulative
Interest
Liquidations
Prior Outstanding
Current Amount
Recovery (-)
Current Outstanding
Non-Recoverable
Principal
% Cnt
% Amt
Cnt
Appraisal Reduction Summary
Prior Cumulative ASER
Current ASER
Recovery (-)
Cumulative ASER
First ARA
Average ARA
Most Recent ARA
Largest Balance
(*) ARA
Appraisal Reduction Amount (*) ASER Appraisal Subordination
0.00
0.00
0.00
0.00
0.00
Average Balance
4.38426%
0.20320%
102.86
343.39
0.00
0.00
0.00
0.00
0.00
0.00
827,125,950.10
247,224,000.00
410,455,000.00
2,565,920.72
130,000,000.00
30,649,080.61
55.71%
16.65%
27.64%
40
4
4
1,502,988,950.11
83.33%
8.33%
8.33%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,501,804,950.10
99.93%
0.08%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
99.85%
49
0
0
0
0
0
0
0
0
49
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
100.00%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.15%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0
0
0
0
0
0
0
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
4.20936%
4.24272%
0.00
0.00
0
0
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00
0.00
(*) AWAM - Loans that are IO/Balloon or IO/Amortizing Balloon are not included in this calculation
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
101.86
342.40
4.24258%
104.00
347.00
40 81.63%
0.18554%
2,259,310.89
1,184,975.03
0.00%
0.00%
0.19930%
0.20000%
0.00
0.00
0
0.00
0.00%
0.00%
0.00%
0
0.00%

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Bond Interest Reconcilation
Pass-Through
Rate
Outstanding
Shortfall
Distributed
Interest
Current
Deductions
Current
Additions
Current
Accrued
Prior
Shortfall
Days
Class
Prior
Due
Current
Due
Method
Beginning
Balance
Distributable
Interest
Accrual
CUSIP
30/360
0.719000%
47,626.82
47,626.82
0.00
04/30/13
04/01/13
79,487,458.91
47,626.82
0.00
A-1
12624XAA6
30
0.00
30/360
2.122000%
595,175.02
595,175.02
0.00
04/30/13
04/01/13
336,574,000.00
595,175.02
0.00
A-2
12624XAB4
30
0.00
30/360
2.620000%
201,364.47
201,364.47
0.00
04/30/13
04/01/13
92,228,000.00
201,364.47
0.00
A-SB
12624XAC2
30
0.00
Act/360
0.830000%
89,086.67
89,086.67
0.00
05/09/13
04/12/13
138,000,000.00
89,086.67
0.00
A-3FL
12624XAF5
28
0.00
30/360
3.101000%
1,029,782.66
1,029,782.66
0.00
04/30/13
04/01/13
398,497,000.00
1,029,782.66
0.00
A-4
12624XAD0
30
0.00
30/360
1.569392%
1,554,472.95
1,554,472.95
0.00
04/30/13
04/01/13
N
1,188,591,458.91
1,554,472.95
0.00
X-A
12624XAE8
30
0.00
30/360
0.636799%
76,312.44
76,312.44
0.00
04/30/13
04/01/13
N
143,805,000.00
76,312.44
0.00
X-B
12624XAK4
30
0.00
30/360
3.147000%
246,003.61
246,003.61
0.00
04/30/13
04/01/13
93,805,000.00
246,003.61
0.00
A-M
12624XAM0
30
0.00
30/360
3.147000%
131,125.00
131,125.00
0.00
04/30/13
04/01/13
50,000,000.00
131,125.00
0.00
A-M-PEZ 12624XAR9
30
0.00
30/360
3.397000%
165,535.82
165,535.82
0.00
04/30/13
04/01/13
58,476,000.00
165,535.82
0.00
B
12624XAP3
30
0.00
30/360
3.397000%
88,231.41
88,231.41
0.00
04/30/13
04/01/13
31,168,000.00
88,231.41
0.00
B-PEZ
12624XAR9
30
0.00
30/360
3.777000%
111,198.03
111,198.03
0.00
04/30/13
04/01/13
35,329,000.00
111,198.03
0.00
C
12624XAT5
30
0.00
30/360
3.777000%
59,273.72
59,273.72
0.00
04/30/13
04/01/13
18,832,000.00
59,273.72
0.00
C-PEZ
12624XAR9
30
0.00
30/360
4.176918%
221,021.61
221,021.61
0.00
04/30/13
04/01/13
63,498,000.00
221,021.61
0.00
D
12624XAV0
30
0.00
30/360
4.176918%
91,008.08
91,008.08
0.00
04/30/13
04/01/13
26,146,000.00
91,008.08
0.00
E
12624XAX6
30
0.00
30/360
4.176918%
91,008.08
91,008.08
0.00
04/30/13
04/01/13
26,146,000.00
91,008.08
0.00
F
12624XAZ1
30
0.00
30/360
4.176918%
156,019.13
156,019.13
0.00
04/30/13
04/01/13
44,823,230.00
156,019.13
0.00
G
12624XBB3
30
0.00
30/360
9.228600%
76,745.51
76,745.51
0.00
04/30/13
04/01/13
9,979,260.29
76,745.51
0.00
RP
12624XBD9
30
0.00
30/360
0.000000%
0.00
0.00
0.00
04/30/13
04/01/13
0.00
0.00
0.00
V
12624XBF4
30
0.00
30/360
0.000000%
0.00
0.00
0.00
04/30/13
04/01/13
0.00
0.00
0.00
R
12624XBH0
30
0.00
30/360
0.000000%
0.00
0.00
0.00
04/30/13
04/01/13
0.00
0.00
0.00
LR
12624XBK3
30
0.00
1,502,988,949.20
5,030,991.03
5,030,991.03
5,030,991.03
SubTotal
0.00
0.00
0.00
1,502,988,949.20
5,030,991.03
5,030,991.03
5,030,991.03
Total
0.00
0.00
0.00

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Bond Reconciliation Detail
Interest Loss
Expense
Interest on Prior
Loss
PPY, PPYYM,
Exit Fees
Deferred
Accretion
Net
PPIS
Interest
Adjustment
Interest on Prior
Shortfall
Cumulative
Loss
Current
Loss
Unscheduled
Scheduled
Class
Principal Components
Interest Additions
Interest Deductions
1,174,427.14
0.00
0.00
0.00
0.00
0.00
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3FL
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N
0.00
X-B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-M
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-M-PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C-PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
G
0.00
0.00
0.00
0.00
9,572.87
0.00
0.00
0.00
0.00
0.00
RP
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
LR
0.00
0.00
0.00
0.00
1,184,000.01
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
SubTotal
1,184,000.01
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
SWAP Detail
Current Period
LIBOR
Current
LIBOR/Accrual
LIBOR Reset Date
Begin Date
Day Count
Inflow/(Outflow)
Class (es)
Original Balance
Beginning Balance
Index
Spread
Rate
Accrual
Interest Amount
Next
End Date
Next Period
Inflow/(Outflow)
Class (es)
Original Balance
Beginning Balance
Index
Spread
Rate
Accrual
Interest Amount
0.20000%
0.20000%
04/10/2013
05/08/2013
04/12/2013
05/10/2013
05/10/2013
06/12/2013
28
33
A-3FL
A-3FX
138,000,000.00
138,000,000.00
138,000,000.00
138,000,000.00
28
30
89,086.67
331,660.00
A-3FL
A-3FX
138,000,000.00
138,000,000.00
138,000,000.00
138,000,000.00
33
30
104,995.00
331,660.00
0.200000%
0.630000%
0.830000%
2.884000%
0.830000%
0.200000%
2.884000%
0.630000%
Net Swap due to Swap Counterparty - Inflow/(Outflow)
Net Swap due to Swap Counterparty - Inflow/(Outflow)
(242,573.33)
(242,573.33)
(226,665.00)
(226,665.00)

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Current Ratings
Closing Ratings
CUSIP
Class
Fitch
Moody's
S & P
Fitch
Moody's
S & P
Class
Type
Morningstar
Morningstar
Rating
Eff Date
Rating
Rating
Rating
Eff Date
Eff Date
Eff Date
Updated Ratings (1)
DBRS
DBRS
Eff Date
Rating
Kroll
Rating
Eff Date
Kroll
Ratings Information Redacted
Contact Information
Fitch, Inc.
One State Street Plaza
New York, New York, 10004
(212) 908-0500
Moody's Investors Service
7 World Financial Center
New York, New York 10007
(212) 553-0300
Standard & Poor's Rating Service
55 Water Street
New York, New York 10041
(212) 438-2430
Legend
NR
Class not rated at issuance
NA
Data not available
(1) These ratings are not a recommendation to buy, sell or hold these notes. Ratings may be changed or withdrawn at any time by each assigning rating agency.
These ratings do not address the possibility that, as a result of principal prepayments or losses, the yield on your notes may be lower than anticipated.
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission and captured during the processing window.
Deutsche Bank does not hold itself responsible for any update that may have occurred outside the window during which the data was captured.
DBRS Limited
181 University Avenue, Suite 700
Toronto, ON M5H 3M7
(416) 593-5577
Kroll Bond Ratings
599 Lexington Ave
New York, NY 10022
(212) 702-0707
Morningstar Credit Ratings, LLC
410 Horsham Road Suite A
Horsham, PA 19044
(267) 960-6014

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Performance History
Delinquency Categories (excludes REO/Foreclosures)
Dist Date
Dist Cnt
Unique Events
Bal
Cnt
Foreclosure
Bal
30 Day
Cnt
Bal
60 Day
Cnt
Bal
90 Day
Cnt
Bal
REO
Cnt
Bal
Bankruptcy
Cnt
Bal
Specially Serviced
Cnt
Bal
Modification
Cnt
Bal
Defeasance
Cnt
Impaired Loans
5/10/2013
No. 2
0
0.00
0
0.00 0
0.00
0.00%
0.00%
0.00%
0.00% 0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
49 1,501,804,950.10
100.00%
100.00%
0
0.00
0.00%
0.00%
4/12/2013
No. 1
0
0.00
0
0.00 0
0.00
0.00%
0.00%
0.00%
0.00% 0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
49 1,502,988,950.11
100.00%
100.00%
0
0.00
0.00%
0.00%

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Payoff History
Payoff Amount
Count
Amount
Liquidation
Interest Additions/Deductions
Remaining Term
Life
Amort
Liquidation
Realized Loss
Net Liquidation
Penalty(1)
PPIS/PPIE
Other
Maturity (2)
Dist Date
Dist Count
Prior
Post
Type
Schd
Count
5/10/2013
No. 2
0
0.00
0
0.00
0.00
0.00
0.00
0
0
101.86 342.40
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
4/12/2013
No. 1
0
0.00
0
0.00
0.00
0.00
0.00
0
0
102.86 343.39
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
Prepay Penalties
2
Yield Maintenance
3
Exit Fees
(1) Penalty Type
(2) Maturity Var: Payoff to Maturity Date delta

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Mortgage Payoff Detail
Principal Components
Current P&I
Full Payoff
Partial Payoff
Interest Components
Penalty (YM)
Interest
PTD
Investor
No.
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
DSCR
LTV
Phy
Occ %
Payoff
Type
Payoff
Date
Dates
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
Amortization Type
1
Partial Liq'n (Curtailment)
2
Payoff Prior to Maturity
3
Disposition/Liquidation
4
Repurchase/Substitution
5
Full Payoff at Maturity
6
DPO
7
N/A
8
Payoff w/ Penalty
9
Payoff w/ Yield Maintenance
10 Curtailment w/ Penalty
11 Curtailment w/ Yield Maintenance

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Delinquency Detail
P&I Advances
Non-Advancing
Tracking
Status/Resolution w Relevant Dates
Loan Description
Investor
No.
PTD
Interest
Prior Outstanding
Current Outstanding
Principal
Interest
Principal
ASER
Non-
Recoverable
Mo (s)
Delinq
Mo (s)
Reco
Loan
Status
Resoln
Strategy
SS Tran
Date
ARA
Date
FC/REO
Date
BK
Date
Prop
Type
DSCR LTV
Totals
Property Type Code
Loan Status Code
Resolution Strategy Code
1
Modification
2
Foreclosure
3
Bankruptcy
4
Extension
5
Note Sale
6
DPO
7
REO
8
Resolved
9
Pending Return
to Master Servicer
10
Deed in Lieu Of
Foreclosure
11
Full Payoff
12
Reps and Warranties
13
Other or TBD
0
Current
A
Grace
B
0 - 29 Days
1
30 Days Delinquent
2
60 Days Delinquent
3
90 Days Delinquent
4
Matured Balloon
7
Foreclosure
9
REO
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Stratification - Mortgage Balances/Rates
Current
Original
Distribution of Principal Balances - All Groups
Summation
Weighted Average
Summation
Weighted Average
Cnt
Balance
%
Term
Rate
DSCR
LTV
OCC
Balances
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Balances
0.01 - 4,999,999.99
0.62 87.76%
6
22,969,177.74
1.53%
105.66
107.66
1.96
4.65%
1.53%
23,071,313.56
6
4.65% 1.96
0.62 87.75%
5,000,000.00 - 9,999,999.99
0.66 84.53%
16
115,865,872.47
7.72%
108.13
110.13
1.93
4.97%
7.72%
116,167,869.51
16
4.97% 1.93
0.62 84.53%
10,000,000.00 - 19,999,999.99
0.58 90.77%
9
111,740,478.26
7.44%
110.89
112.88
1.83
4.46%
7.45%
112,033,295.78
9
4.46% 1.83
0.58 90.77%
20,000,000.00 - 29,999,999.99
0.65 87.08%
3
70,313,384.88
4.68%
117.01
119.01
2.11
4.36%
4.69%
70,496,609.76
3
4.36% 2.11
0.65 87.08%
30,000,000.00 - 39,999,999.99
0.60 96.65%
3
103,656,118.57
6.90%
116.32
118.32
1.78
4.28%
6.90%
103,843,124.93
3
4.28% 1.78
0.60 96.65%
40,000,000.00 - 49,999,999.99
0.51 91.70%
1
41,780,234.55
2.78%
56.00
58.00
2.48
3.51%
2.78%
41,885,239.19
1
3.51% 2.48
0.50 91.70%
50,000,000.00 - 59,999,999.99
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
60,000,000.00 - 120,000,000.00
0.60 82.66%
9
785,479,683.63 52.30%
94.20
96.20
2.46
4.17%
52.30%
786,565,833.18
9
4.17% 2.46
0.52 82.67%
120,000,000.00 - 220,000,000.00
0.49 94.62%
2
250,000,000.00 16.65%
116.04
118.04
2.66
4.08%
16.62%
250,000,000.00
2
4.08% 2.66
0.32 94.62%
49
1,501,804,950.10
1,504,063,285.91
49
Average
Minimum
Maximum
30,649,080.61
101.86 4.24% 2.34
0.58 86.90%
30,695,169.10
103.86
4.24% 2.33
0.51 86.91%
130,000,000.00
118.00
3.51%
9.25% 4.15
0.75 100.00%
130,000,000.00
120.00
58.00
9.25% 4.15 0.75 100.00%
2,565,920.72
56.00
1.24
0.05 57.70%
2,600,000.00
3.51% 1.24 0.42 57.70%
Current
Original
Distribution of Mortgage Rates - All Groups
Summation
Weighted Average
Summation
Weighted Average
Cnt
Balance
%
Term
Rate
DSCR
LTV
OCC
Mortgage Rates
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Mortgage Rates
3.5000% - 4.0000%
0.57 90.24%
9
587,164,364.78 39.10%
101.63
103.64
2.63
3.82%
39.09%
587,869,901.21
9
3.82% 2.63
0.51 90.25%
4.0000% - 4.5000%
0.58 89.14%
18
546,175,992.44 36.37%
116.44
118.44
2.22
4.21%
36.37%
546,994,125.84
18
4.21% 2.22
0.50 89.15%
4.5000% - 5.0000%
0.60 78.40%
16
327,936,229.24 21.84%
79.22
81.21
2.03
4.82%
21.85%
328,571,410.89
16
4.82% 2.03
0.53 78.40%
5.0000% - 5.5000%
0.70 82.25%
5
30,558,675.21
2.03%
103.09
105.08
1.92
5.06%
2.04%
30,640,791.96
5
5.06% 1.92
0.69 82.25%
5.5000% - 6.0000%
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
6.0000% - 7.0000%
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
49
1,501,804,950.10
1,504,063,285.91
49

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Stratification - Amortization Terms
Current
Original
Amortization terms of the Mortgage Pool - All Groups
Summation
Weighted Average
Summation
Weighted Average
Amortizing/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.57 72.69%
7
262,919,991.69 31.79%
56.54
58.54
2.27
4.86%
31.77%
263,494,540.79
7
4.86%
2.27
0.47 72.68%
60 - 119
0.63 85.02%
33
564,205,958.41 68.21%
116.62
118.56
1.87
4.29%
65.26%
541,289,745.12
31
4.29%
1.86
0.62 85.31%
120 - 179
0.60 91.51%
0
0.00
0.00%
0.00
120.00
1.63
4.30%
2.97%
24,600,000.00
2
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
40
827,125,950.10
829,384,285.91
40
Average
Minimum
Maximum
20,678,148.75
97.52 4.47% 1.99
0.61 81.30%
20,734,607.15
99.53
4.47% 1.99
0.57 81.29%
109,666,571.80
118.00
3.51%
9.25% 3.22
0.75 100.00%
109,857,615.10
120.00
58.00
9.25% 3.22 0.75 100.00%
2,565,920.72
56.00
1.24
0.05 57.70%
2,600,000.00
3.51% 1.24 0.45 57.70%
Current
Original
Summation
Weighted Average
Summation
Weighted Average
Interest Only/Amortizing/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
60 - 119
0.64 91.83%
4
247,224,000.00 100.00%
115.21
117.21
1.69
4.05%
100.00%
247,224,000.00
4
4.05%
1.69
0.46 91.83%
120 - 179
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
4
247,224,000.00
247,224,000.00
4
Average
Minimum
Maximum
61,806,000.00
115.21 4.05% 1.69
0.64 91.83%
61,806,000.00
117.21
4.05% 1.69
0.46 91.83%
120,000,000.00
117.00
3.84%
4.57% 1.96
0.75 100.00%
120,000,000.00
119.00
117.00
4.57% 1.96 0.75 100.00%
8,924,000.00
115.00
1.39
0.21 88.80%
8,924,000.00
3.84% 1.39 0.57 88.80%
Current
Original
Summation
Weighted Average
Summation
Weighted Average
Interest Only/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.64 91.20%
1
100,000,000.00 24.36%
56.00
58.00
2.73
3.91%
24.36%
100,000,000.00
1
3.91%
2.73
0.27 91.20%
60 - 119
0.46 95.83%
3
310,455,000.00 75.64%
116.77
118.77
3.67
3.88%
75.64%
310,455,000.00
3
3.88%
3.67
0.46 95.83%
120 - 179
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
4
410,455,000.00
410,455,000.00
4
Average
Minimum
Maximum
102,613,750.00
101.97 3.89% 3.44
0.50 94.70%
102,613,750.00
103.97
3.89% 3.44
0.41 94.70%
130,000,000.00
117.00
3.60%
4.14% 4.15
0.53 100.00%
130,000,000.00
119.00
58.00
4.14% 4.15 0.64 100.00%
70,455,000.00
56.00
2.73
0.27 91.20%
70,455,000.00
3.60% 2.73 0.42 91.20%

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Stratification - Property Types
Distribution Of Property Types- Current Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Property Types
Industrial
2
52,305,766.75
3.48%
116.00
4.39%
1.90 0.57 100.00%
Lodging
15
395,424,102.55
26.33%
83.00
4.76%
2.18 0.52
73.38%
Manufact Housing
1
7,158,887.88
0.48%
117.00
4.32%
1.73 0.61
81.00%
Mixed Use
1
83,300,000.00
5.55%
115.00
3.84%
1.96 0.71
91.90%
Multifamily
5
57,705,437.80
3.84%
116.31
4.56%
1.47 0.67
97.89%
Office
6
464,903,770.26
30.96%
103.34
4.12%
2.45 0.39
89.05%
Retail
15
355,448,604.52
23.67%
109.65
3.89%
2.84 0.54
92.65%
Self Storage
2
10,209,566.96
0.68%
117.00
4.72%
2.06 0.61
80.94%
Various
2
75,348,813.38
5.02%
116.00
3.97%
1.56 0.65
95.90%
Total
49 1,501,804,950.10
Distribution Of Property Types- Closing Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Property Types
Industrial
2
52,398,999.00
3.48%
118.00
4.39%
1.90
0.58 100.00%
Lodging
15 396,462,150.35
26.36%
85.02
4.76%
2.18
0.59 73.39%
Manufact Housing
1
7,184,907.21
0.48%
119.00
4.32%
1.73
0.61 81.00%
Mixed Use
1
83,300,000.00
5.54%
117.00
3.84%
1.96
0.71 91.90%
Multifamily
5
57,768,290.51
3.84%
118.31
4.56%
1.47
0.67 97.89%
Office
6 465,201,157.55
30.93%
105.34
4.12%
2.45
0.56 89.04%
Retail
15 355,951,617.51
23.67%
111.65
3.89%
2.84
0.54 92.65%
Self Storage
2
10,234,338.55
0.68%
119.00
4.72%
2.06
0.61 80.94%
Various
2
75,561,825.23
5.02%
118.00
3.97%
1.56
0.65 95.90%
Total
49 1,504,063,285.91
Average
Minimum
Maximum
30,649,080.61
101.86
4.24%
2.34
0.58 86.90%
30,695,169.10
103.86
4.24%
2.33
0.51
86.91%
130,000,000.00
118.00
3.51%
9.25%
4.15 0.75
100.00%
130,000,000.00
120.00
58.00
9.25% 4.15
0.75 100.00%
2,565,920.72
56.00
1.24 0.05
57.70%
2,600,000.00
3.51%
1.24
0.42 57.70%

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Stratification - Geographic Distribution
Distribution by Geographic Location - Current Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Geographic
Alabama
3
32,063,875.82
2.14%
117.00
4.24% 1.92
0.63
81.30%
Arizona
2
16,082,887.88
1.07%
117.00
4.46% 1.66
0.69
91.54%
California
7
319,196,575.64
21.25%
108.24
4.14% 1.79
0.45
84.77%
Colorado
3
23,218,731.46
1.55%
98.49
4.54% 1.93
0.62
83.08%
Connecticut
1
11,429,964.33
0.76%
117.00
3.85% 1.99
0.59
99.00%
District of Columbia
2
203,420,552.30
13.55%
116.64
4.09% 3.07
0.46
90.72%
Florida
5
140,728,625.91
9.37%
112.41
3.83% 3.63
0.50
91.09%
Georgia
3
97,250,164.77
6.48%
115.29
3.90% 1.91
0.71
92.06%
Illinois
1
100,000,000.00
6.66%
56.00
3.91% 2.73
0.27
91.20%
Maryland
1
5,967,369.72
0.40%
117.00
4.68% 2.12
0.48
57.70%
Michigan
1
5,875,909.98
0.39%
117.00
4.51% 2.40
0.57
90.70%
Minnesota
2
119,636,260.23
7.97%
57.00
5.28% 2.39
0.48
61.20%
Nevada
3
84,544,212.25
5.63%
116.08
4.03% 2.77
0.57
94.38%
New York
1
35,000,000.00
2.33%
116.00
4.53% 1.39
0.65
100.00%
Ohio
2
12,005,858.39
0.80%
95.82
4.60% 2.20
0.59
87.03%
Pennsylvania
1
2,565,920.72
0.17%
118.00
4.53% 1.24
0.60
94.10%
South Carolina
2
20,920,086.27
1.39%
117.00
4.93% 1.98
0.69
86.36%
Tennessee
1
4,587,304.02
0.31%
116.00
4.33% 1.66
0.74
97.80%
Texas
3
57,921,488.08
3.86%
116.63
4.17% 2.14
0.59
89.24%
Virginia
2
31,045,001.79
2.07%
116.86
4.45% 2.31
0.64
85.85%
Virginia
3
178,344,160.54
11.88%
89.22
4.48% 1.77
0.53
89.25%
Total
49 1,501,804,950.10
Distribution by Geographic Location - Closing Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Geographic
Alabama
3
32,181,851.14
2.14%
119.00
4.24% 1.92
0.63
81.29%
Arizona
2
16,108,907.21
1.07%
119.00
4.46% 1.66
0.69
91.53%
California
7
319,675,815.50
21.25%
110.23
4.14% 1.79
0.59
84.76%
Colorado
3
23,284,185.02
1.55%
100.48
4.54% 1.93
0.62
83.08%
Connecticut
1
11,474,683.28
0.76%
119.00
3.85% 1.99
0.59
99.00%
District of Columbia
2
203,703,094.91
13.54%
118.64
4.09% 3.06
0.46
90.70%
Florida
5
140,820,923.36
9.36%
114.39
3.83% 3.63
0.50
91.09%
Georgia
3
97,287,375.86
6.47%
117.29
3.90% 1.91
0.71
92.06%
Illinois
1
100,000,000.00
6.65%
58.00
3.91% 2.73
0.64
91.20%
Maryland
1
5,987,869.17
0.40%
119.00
4.68% 2.12
0.48
57.70%
Michigan
1
5,890,769.64
0.39%
119.00
4.51% 2.40
0.58
90.70%
Minnesota
2
119,844,671.11
7.97%
59.00
5.28% 2.39
0.52
61.20%
Nevada
3
84,576,423.07
5.62%
118.08
4.03% 2.77
0.57
94.38%
New York
1
35,000,000.00
2.33%
118.00
4.53% 1.39
0.65 100.00%
Ohio
2
12,042,798.76
0.80%
97.80
4.60% 2.20
0.60
87.02%
Pennsylvania
1
2,600,000.00
0.17%
120.00
4.53% 1.24
0.61
94.10%
South Carolina
2
20,968,687.48
1.39%
119.00
4.93% 1.98
0.69
86.36%
Tennessee
1
4,599,396.19
0.31%
118.00
4.33% 1.66
0.74
97.80%
Texas
3
58,078,734.57
3.86%
118.63
4.17% 2.14
0.60
89.24%
Virginia
2
31,135,420.47
2.07%
118.86
4.45% 2.31
0.64
85.85%
Virginia
3
178,801,679.17
11.89%
91.22
4.48% 1.77
0.66
89.25%
Total
49 1,504,063,285.91

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Stratification - Financial Ratios and Other
Distribution of Loan Seasoning
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 23
49
1,501,804,950.10
100.00%
101.86
4.24%
2.34 0.51
86.91%
24 - 59
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
60 - 89
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
90 - 119
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
120 - plus
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
Total
49
1,501,804,950.10
Distribution of Debt Service Coverage Ratios (DSCRs)- Most Recent
Summation
Weighted Average
OCC
LTV
Rate
Term
%
Balance
Cnt
Ratios
0.0100 - 1.1999
0
0.00
0.00%
0.00 0.00%
0.00 0.00%
1.2000 - 1.3999
2
37,565,920.72
2.50%
116.14 4.53%
0.64 99.60%
1.4000 - 1.5999
7
224,873,897.87
14.97%
115.65 4.10%
0.42 90.83%
1.6000 - 1.7999
12
201,769,401.41
13.44%
116.90 4.40%
0.65 82.33%
1.8000 - 1.9999
8
233,975,844.55
15.58%
95.36 4.40%
0.58 89.13%
2.0000 - 2.1999
6
151,138,773.68
10.06%
112.16 4.19%
0.53 81.33%
2.2000 - plus
14
652,481,111.87
43.45%
91.57 4.18%
0.46 86.73%
Total
49
1,501,804,950.10
Average
Minimum
Maximum
30,649,080.61
101.86 4.24%
2.34 0.51
86.91%
130,000,000.00
118.00
3.51%
9.25%
4.15 0.75
100.00%
2,565,920.72
56.00
1.24 0.05
57.70%
Max DSCR
4.15
1.24
Min DSCR
Distribution of Maturity Dates
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Year
2018
8
362,919,991.69
24.17%
56.39
4.60%
2.39 0.41
77.79%
2022
2
203,300,000.00
13.54%
115.00
3.94%
1.74 0.41
90.07%
2023
39
935,584,958.41
62.30%
116.64
4.17%
2.44 0.57
89.75%
Total
49
1,501,804,950.10
Distribution of Loan-to-values (LTVs)
Summation
Weighted Average
DSCR OCC
Rate
Term
%
Balance
Cnt
Ratios
0.0100 - 0.4999
10
589,215,103.73
39.23%
96.50 4.19%
90.38%
2.80
0.5000 - 0.5999
13
404,330,028.62
26.92%
92.53 4.24%
80.16%
2.32
0.6000 - 0.6999
17
368,543,201.96
24.54%
115.41 4.37%
86.40%
1.79
0.7000 - 0.7999
9
139,716,615.79
9.30%
115.69 4.13%
93.10%
1.84
0.8000 - 0.8999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.9000 - 0.9999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
1.0000 - plus
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
Total
49
1,501,804,950.10
Max LTV
Min LTV
0.75
0.05
Distribution by Amortization Type
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Amortization Type
Amortizing Balloon
40
827,125,950.10
55.08%
97.52
4.47%
1.99 0.57
81.29%
Interest Only/Balloon
4
410,455,000.00
27.33%
101.97
3.89%
3.44 0.41
94.70%
Interest Only/Amortizing/Balloon
4
247,224,000.00
16.46%
115.21
4.05%
1.69 0.46
91.83%
Hyper-Amortization
1
17,000,000.00
1.13%
116.00
4.52%
2.01 0.48
100.00%
Total
49
1,501,804,950.10
Distribution of Occupancy Percentages
Summation
Weighted Average
DSCR
LTV
Rate
Term
%
Balance
Cnt
Percentages
1% - 50%
0
0.00
0.00%
0.00 0.00%
0.00
0.00
50% - 60%
1
5,967,369.72
0.40%
117.00 4.68%
0.48
2.12
60% - 70%
4
130,934,440.09
8.72%
58.99 5.26%
0.50
2.38
70% - 80%
7
278,719,166.35
18.56%
96.10 4.44%
0.54
1.94
80% - 90%
10
264,363,677.69
17.60%
115.98 4.24%
0.43
1.83
90% - plus
27
821,820,296.25
54.72%
105.99 4.01%
0.52
2.63
Total
49
1,501,804,950.10
Max Occ
Min Occ
100.00
57.70

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Historical Loss Liquidation
Liquidation Components (time of resolution)
Investor
No.
Subsequent Adjustments
Adjustment
Date
Minor
Adjustment
Cumulative
Adjustments
Cumulative
Adjusted Loss
Period
Liquidation
Proceeds
Liquidation
Expense
Net Liquidation
Proceeds
Realized Loss
to Trust
Expense to
the Trust
Liquidation
Sales Price
Most Recent
Appraisal
Beginning
Balance
Totals

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Historical Bond/Collateral Realized Loss Reconciliation
Liquidation Summary
Investo
r
Cash Adjustment
Cash
Recovery (10)
Curr Certificate
Writedown Adj.
Period
Certificate Level
Prior Certificate
Writedown (3)
OC, Credit
Support (4)
Shortfalls/
Excesses (5)
Modification,
ARA Adjs (6)
Subseq Claims
Recoveries (8)
Curr Certificate
Writedown (9)
Beginning
Balance (1)
Aggregate
Loss (2)
Loan Status Code
6 Modification Adjustments/Appraisal Reduction Adjustments
7 Additional (Recoveries) Expenses applied to Realized Losses
8 Realized Loss Applied to Certificates to Date ((3) -(4) - (5) - (6) + (7))
9 Recoveries of Realized Losses Paid as Cash
10 Recoveries/Realized Losses applied to Certificate Interest
1 Current Scheduled Beginning Balance of the Loan at Liquidation
2 Aggregate Realized Loss on Loans
3 Prior Realized Loss Applied to Certificates
4 Amounts covered by Overcollaterization and other Credit Supports
5 Interest (Shortages)/Excesses applied to Realized Losses
Note: In the initial period, the Realized Loss Applied to certificates to Date will equal Aggregate Realized Loss on Loans ( - (4) - (5) -(6) +(7)) versus ( (3) - (4) - (5) -(6) +(7))

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Loan Level Detail
Principal Components
Begin Bal
Current P&I
Principal
Ending Bal
Interest
Rate
Accrual
Interest
PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
Current Status
Loan
Status
DSCR
LTV
Phy
Occ %
Rsln
Strgy Dfsd
1
130,000,000.00
0.00
130,000,000.00
448,554.17
OF DC
3
3.65
0.4207
3.65
0.4210
4.1405%
Act/360
5/6/2013
2/6/2023
100.00%
100.00%
2
120,000,000.00
0.00
120,000,000.00
401,194.00
OF CA
5
1.59
0.2051
1.59
0.5730
4.0119%
Act/360
5/6/2013
12/6/2022
88.80%
88.80%
3
110,000,000.00
0.00
110,000,000.00
330,000.00
RT
FL
3
4.15
0.4508
4.15
0.4510
3.6000%
Act/360
5/6/2013
2/6/2023
91.30%
91.30%
4.01
109,771,873.30
105,301.54
109,666,571.80
449,594.77
LO MN
2
2.39
0.5235
2.39
0.5240
4.9149%
Act/360
5/6/2013
2/6/2018
61.20%
61.20%
4.02
9,979,261.30
9,572.87
9,969,688.43
76,923.47
LO MN
2
2.39
0.0476
2.39
0.5240
9.2500%
Act/360
5/6/2013
2/6/2018
61.20%
61.20%
5
100,000,000.00
0.00
100,000,000.00
325,416.67
OF
IL
3
2.73
0.2703
2.73
0.6350
3.9050%
Act/360
5/6/2013
1/6/2018
91.20%
91.20%
6
95,729,350.61
130,184.87
95,599,165.74
349,412.13
OF CA
2
1.76
0.6761
1.76
0.6780
4.3800%
Act/360
5/6/2013
2/6/2023
71.70%
71.70%
7
83,300,000.00
0.00
83,300,000.00
266,317.04
MU GA
5
1.96
0.7108
1.96
0.7110
3.8365%
Act/360
5/6/2013
12/6/2022
91.90%
91.90%
8
79,708,201.63
98,069.62
79,610,132.01
329,360.93
LO Va
2
1.91
0.3893
1.91
0.6830
4.9585%
Act/360
5/6/2013
1/6/2018
79.50%
79.50%
9
73,566,135.68
145,583.38
73,420,552.30
244,607.40
LO DC
2
2.03
0.5244
2.03
0.5260
3.9900%
Act/360
5/6/2013
1/6/2023
74.30%
74.30%
10
70,455,000.00
0.00
70,455,000.00
224,956.94
RT NV
3
2.97
0.5338
2.97
0.5340
3.8315%
Act/360
5/6/2013
1/6/2023
95.20%
95.20%
11
63,521,656.31
93,394.53
63,428,261.78
209,965.54
XX Va
2
1.55
0.6621
1.55
0.6640
3.9665%
Act/360
5/6/2013
1/6/2023
95.50%
95.50%
12
41,834,516.81
54,282.26
41,780,234.55
122,465.06
RT CA
2
2.48
0.5034
2.48
0.5050
3.5128%
Act/360
5/6/2013
1/6/2018
91.70%
91.70%
13
35,354,586.76
48,820.01
35,305,766.75
127,276.51
IN Va
2
1.85
0.6205
1.85
0.6220
4.3200%
Act/360
5/6/2013
1/6/2023
100.00%
100.00%
14
35,000,000.00
0.00
35,000,000.00
132,197.92
MF NY
5
1.39
0.6481
1.39
0.6480
4.5325%
Act/360
5/6/2013
1/6/2023
100.00%
100.00%
15
33,399,160.23
48,808.41
33,350,351.82
110,662.55
RT TX
2
2.12
0.5211
2.12
0.5230
3.9760%
Act/360
5/6/2013
2/6/2023
89.60%
89.60%
16
26,824,161.77
36,478.89
26,787,682.88
97,908.19
LO VA
2
2.38
0.6534
2.38
0.6550
4.3800%
Act/360
5/6/2013
2/6/2023
83.60%
83.60%
17
21,972,408.26
30,299.37
21,942,108.89
78,185.15
RT CA
2
1.68
0.5963
1.68
0.5980
4.2700%
Act/360
5/6/2013
3/6/2023
91.20%
91.20%
18
21,612,855.65
29,262.54
21,583,593.11
79,787.46
LO TX
2
2.22
0.6962
2.22
0.6980
4.4300%
Act/360
5/6/2013
1/6/2023
87.20%
87.20%
19
17,000,000.00
0.00
17,000,000.00
64,047.50
IN CA
7
2.01
0.4789
2.01
0.4790
4.5210%
Act/360
5/6/2013
1/6/2023
100.00%
100.00%
20
16,935,028.00
31,626.46
16,903,401.54
61,495.32
RT AL
2
1.57
0.6427
1.57
0.6450
4.3575%
Act/360
5/6/2013
2/6/2023
86.90%
86.90%
21
12,447,951.39
17,471.78
12,430,479.61
43,863.47
OF CA
2
1.62
0.4522
1.62
0.4530
4.2285%
Act/360
5/6/2013
1/6/2023
91.80%
91.80%
22
11,938,000.36
17,448.76
11,920,551.60
39,793.33
XX CO
2
1.63
0.6051
1.63
0.6070
4.0000%
Act/360
5/6/2013
1/6/2023
98.00%
98.00%
23
11,452,972.21
23,007.88
11,429,964.33
36,744.95
RT CT
2
1.99
0.5892
1.99
0.5910
3.8500%
Act/360
5/6/2013
2/6/2023
99.00%
99.00%
24
10,722,290.35
13,198.57
10,709,091.78
44,050.74
LO SC
2
2.01
0.6909
2.01
0.6930
4.9300%
Act/360
5/6/2013
2/6/2023
88.80%
88.80%
25
10,710,547.88
19,139.82
10,691,408.06
41,592.63
LO FL
2
2.08
0.5940
2.08
0.5960
4.6600%
Act/360
5/6/2013
2/6/2018
79.80%
79.80%
26
10,462,654.54
18,067.69
10,444,586.85
42,661.47
LO CA
2
1.74
0.5158
1.74
0.5170
4.8930%
Act/360
5/6/2013
2/6/2023
83.60%
83.60%
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Loan Status Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
Amortization Type
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Principal Components
Begin Bal
Current P&I
Principal
Ending Bal
Interest
Rate
Accrual
Interest
PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
Current Status
Loan
Status
DSCR
LTV
Phy
Occ %
Rsln
Strgy Dfsd
27
10,223,579.17
12,584.68
10,210,994.49
42,001.87
LO SC
2
1.95
0.6899
1.95
0.6920
4.9300%
Act/360
5/6/2013
2/6/2023
83.80%
83.80%
28
9,872,222.81
13,354.59
9,858,868.22
36,276.31
RT
FL
2
1.59
0.7357
1.59
0.7380
4.4095%
Act/360
5/6/2013
2/6/2023
100.00%
100.00%
29
8,924,000.00
0.00
8,924,000.00
33,985.57
RT AZ
5
1.60
0.7499
1.60
0.7500
4.5700%
Act/360
5/6/2013
2/6/2023
100.00%
100.00%
30
8,784,196.51
12,457.99
8,771,738.52
30,342.08
RT GA
2
1.63
0.7465
1.63
0.7490
4.1450%
Act/360
5/6/2013
2/6/2023
93.00%
93.00%
31
8,466,464.62
16,364.21
8,450,100.41
29,064.67
LO AL
2
2.27
0.5868
2.27
0.5890
4.1195%
Act/360
5/6/2013
2/6/2023
78.10%
78.10%
32
7,778,658.22
10,233.79
7,768,424.43
29,584.83
MF OH
2
1.65
0.6556
1.65
0.6570
4.5640%
Act/360
5/6/2013
2/6/2023
94.90%
94.90%
33
7,223,870.17
8,782.83
7,215,087.34
30,240.93
RT NV
2
1.67
0.7438
1.67
0.7460
5.0235%
Act/360
5/6/2013
1/6/2023
89.40%
89.40%
34
7,172,351.45
13,463.57
7,158,887.88
25,832.42
MH AZ
2
1.73
0.6067
1.73
0.6090
4.3220%
Act/360
5/6/2013
2/6/2023
81.00%
81.00%
35
6,976,061.51
11,538.63
6,964,522.88
30,136.59
LO CO
2
2.66
0.6109
2.66
0.6130
5.1840%
Act/360
5/6/2013
2/6/2018
67.10%
67.10%
36
6,882,463.64
8,338.73
6,874,124.91
28,771.57
OF NV
2
1.93
0.7472
1.93
0.7490
5.0165%
Act/360
5/6/2013
2/6/2023
91.20%
91.20%
37
6,723,368.97
12,995.10
6,710,373.87
23,080.77
LO AL
2
2.34
0.6452
2.34
0.6480
4.1195%
Act/360
5/6/2013
2/6/2023
71.20%
71.20%
38
5,978,027.50
10,657.78
5,967,369.72
23,294.38
LO MD
2
2.12
0.4774
2.12
0.4790
4.6760%
Act/360
5/6/2013
2/6/2023
57.70%
57.70%
39
5,883,722.30
7,812.32
5,875,909.98
22,127.70
SS
MI
2
2.40
0.5733
2.40
0.5750
4.5130%
Act/360
5/6/2013
2/6/2023
90.70%
90.70%
40
5,185,430.11
7,003.86
5,178,426.25
19,091.03
MF GA
2
1.52
0.7192
1.52
0.7210
4.4180%
Act/360
5/6/2013
2/6/2023
93.10%
93.10%
41
5,180,650.35
9,367.25
5,171,283.10
21,866.66
MF
FL
2
1.54
0.6988
1.54
0.7010
5.0650%
Act/360
5/6/2013
2/6/2023
93.00%
93.00%
42
5,013,437.66
6,371.13
5,007,066.53
19,974.37
RT
FL
2
1.79
0.7027
1.79
0.7040
4.7810%
Act/360
5/6/2013
1/6/2023
91.00%
91.00%
43
4,593,637.03
6,333.01
4,587,304.02
16,571.55
MF TN
2
1.66
0.7399
1.66
0.7420
4.3290%
Act/360
5/6/2013
1/6/2023
97.80%
97.80%
44
4,338,924.60
5,267.62
4,333,656.98
18,098.74
SS CO
2
1.59
0.6566
1.59
0.6580
5.0055%
Act/360
5/6/2013
2/6/2023
67.70%
67.70%
45
4,268,054.19
10,735.28
4,257,318.91
17,362.09
RT VA
2
1.90
0.5602
1.90
0.5630
4.8815%
Act/360
5/6/2013
1/6/2023
100.00%
100.00%
46
4,246,473.19
9,039.23
4,237,433.96
16,481.62
LO OH
2
3.22
0.4815
3.22
0.4840
4.6575%
Act/360
5/6/2013
2/6/2018
72.60%
72.60%
47
2,991,587.46
4,044.31
2,987,543.15
11,001.56
RT TX
2
1.88
0.6610
1.88
0.6630
4.4130%
Act/360
5/6/2013
2/6/2023
100.00%
100.00%
48
2,583,155.61
17,234.89
2,565,920.72
9,744.95
RT PA
2
1.24
0.5967
1.24
0.6050
4.5270%
Act/360
5/6/2013
3/6/2023
94.10%
94.10%
1,502,988,950.11
1,184,000.05 1,501,804,950.10
5,313,967.57
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Loan Status Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
Amortization Type
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Specially Serviced Loan Detail
Status/Resolutions
Remaining
Life
Investor
No.
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
Balance/Rate/Terms
Scheduled
Balance
Actual
Balance
Note
Rate
Amort
DSCR
LTV
DSCR
LTV
Phy
Occ %
Phy
Occ %
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Property Type Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Specially Serviced Loan Comments
Status/Resolutions
Investor
No.
Description
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Appraisal Reduction Detail
ASER
Investor
No.
Appraisal Reduction Components
Scheduled
Balance
Appraisal
Reduction Amt
Actual
Balance
Status/Resolutions
PTD
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
DSCR
LTV
Phy
Occ %
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Property Type Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Appraisal Reduction Comments
Status/Resolutions
Investor
No.
Description
PTD
Loan
Status
Appraisal
Redn Date
Resoln
Strategy

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Modifications/Extensions Detail/Description
Rate
Investor
No.
Description
Date
Modification Components
Type
Modification
Balance
P&I Amount
Modification Terms - Cutoff/Current
P&I Amount
Maturity
Rate
Balance
Maturity
Modification Type
1
Maturity Date
2
Amortization Change
3
Principal Write-off
4
Temporary Rate Reduction
5
Capitalization of Interest
6
Capitalization on Taxes
7
Other
8
Combination

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
REO Historical Detail
Investor
No.
Date
Appraisal Information
Type
REO
Scheduled
Balances
Actual
Most Recent
Appraisal
Appraisal
Date
Cutoff
Maturity
Amort
Type
State
Prop
Type
Static
Liquidation Detail
Type
Appraisal
Redn Amt
Liquidation
Date
Net Liquidation
Proceeds
Realized
Loss
REO Type
4
Final Recovery REO
5
Permitted Purchase of REO
1
Paid-in-Full
2
Final Recovery Mode
3
Permitted Purchase

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Material Breaches and Document Defects
Status/Resolutions
Investor
No.
PTD
Loan
Status
Breach or
Defect Date
Resoln
Strategy
Description

Commercial Mortgage Pass-Through Certificates
COMM 2013-CCRE6
May 10, 2013
Rule 15Ga Information
SEC Central Index Key (if applicable)
ABS-15G file Reference
Form ABS-15G - Reference
Mortgage Loan Seller
German American Capital Corporation
0001541294
February 14, 2013
Ladder Capital Finance LLC
0001541468
February 14, 2013
Cantor Commercial Real Estate Lending, L.P.
0001558761
September 24, 2012
Rule 15Ga-1(a) - repurchases/replacements - Reference
Investor
No.
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status(1)
Status:
Requested
Pending
Executed
Not Executed